Stockbased Compensation, Restricted Units Disclosures (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unvested Restricted Shares/Units [Roll Forward]
Unvested Restricted Shares/Units, Beginning Balance	1,748	1,784	1,671
Granted	1,014	572	704
Vested	(520)	(504)	(499)
Forfeited	(191)	(104)	(92)
Unvested Restricted Shares/Units, Ending Balance	2,051	1,748	1,784
Restricted Shares/Units, Additional Disclosures [Abstract]
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Beginning Balance (in dollars per share)	$ 48.96	$ 45.05	$ 41.99
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	$ 57.12	$ 54.96	$ 49.43
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 44.25	$ 42.14	$ 42.00
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	$ 51.92	$ 48.03	$ 39.56
Unvested Restricted Shares/Units, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 53.91	$ 48.96	$ 45.05
Fair Value of Shares/Units Vested	$ 23.0	$ 21.2	$ 21.0